UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2015 Fund

March 31, 2015

1.932718.103

M15-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.9%
	Principal Amount	Value
Arizona - 7.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 100,943
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	200,902
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,769,653
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	880,040
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	313,556
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15 (Escrowed to Maturity)	350,000	354,085
		3,619,179
California - 2.3%
California Gen. Oblig. 5% 6/1/15	250,000	252,050
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	758,693
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	202,148
		1,212,891
Connecticut - 5.0%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,008,630
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	758,235
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/15 (b)	800,000	807,408
		2,574,273
Florida - 3.9%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,008,750
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15	150,000	151,205
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15	360,000	362,952
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15	505,000	507,217
		2,030,124
Hawaii - 1.0%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	504,505
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 10.4%
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.7%, tender 5/1/15 (a)(b)	$ 1,000,000	$ 1,000,230
Illinois Gen. Oblig. Series 2013, 4% 7/1/15	1,500,000	1,512,465
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,028,834
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	252,495
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,560,000	1,571,887
		5,365,911
Indiana - 2.3%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,100
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	202,318
		1,213,418
Maryland - 1.0%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	523,385
Massachusetts - 8.1%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	750,000	756,840
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,418,527
		4,175,367
Michigan - 4.3%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	501,880
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	758,588
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	953,620
		2,214,088
Missouri - 3.3%
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,719,714
Nevada - 4.1%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	20,000	20,234
Series 2013 C1, 2.5% 7/1/15 (b)	380,000	382,041
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Clark County Arpt. Rev.: - continued
5% 7/1/15 (b)	$ 1,500,000	$ 1,517,400
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	176,360
		2,096,035
New Jersey - 11.8%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	630,825
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/15	1,780,000	1,796,625
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	1,975,000	1,996,686
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/15	1,635,000	1,650,320
		6,074,456
New Mexico - 1.8%
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	910,404
New York - 12.3%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 4% 5/1/15 (Escrowed to Maturity)	100,000	100,302
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	738,614
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	504,590
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,255,488
New York Dorm. Auth. Revs.:
Series 2010 A, 5% 7/1/15	1,420,000	1,436,145
Series 2012 A:
3% 7/1/15	235,000	236,530
5% 5/1/15	1,000,000	1,003,770
Saratoga County Cap. Resources Rev. Series A, 3% 7/1/15	380,000	382,474
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	100,875
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	578,266
		6,337,054
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 4.0%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	$ 1,045,000	$ 1,051,155
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,006,240
		2,057,395
Pennsylvania - 7.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	252,020
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	105,000	105,532
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15	820,000	829,225
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	500,000	505,590
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,202,052
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	755,708
		3,650,127
Texas - 4.2%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	586,902
Series A, 5% 7/1/15	125,000	126,488
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	437,567
Series 2010, 5% 5/15/15	500,000	502,950
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	505,760
		2,159,667
Municipal Bonds - continued
	Principal Amount	Value
Washington - 1.0%
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	$ 500,000	$ 503,710
TOTAL INVESTMENT PORTFOLIO - 94.9% (Cost $48,873,351)	48,941,703
NET OTHER ASSETS (LIABILITIES) - 5.1%	2,629,776
NET ASSETS - 100%	$ 51,571,479
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $48,873,351. Net unrealized appreciation aggregated $68,352, of which $70,911 related to appreciated investment securities and $2,559 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2017 Fund

March 31, 2015

1.932720.103

M17-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.0%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 462,118
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,100,000	1,114,080
		1,576,198
Arizona - 1.3%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	164,862
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	454,520
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	299,426
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	547,615
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	273,958
		1,740,381
California - 8.1%
California Gen. Oblig. 5% 3/1/17	215,000	233,041
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	625,000	675,825
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	657,552
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,098,170
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,063,240
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	537,120
Series 2014 A, 5% 7/1/17	2,000,000	2,192,800
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	273,895
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	556,720
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	542,645
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	307,791
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,482,004
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	159,296
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	304,135
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	$ 400,000	$ 426,008
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	329,658
		10,839,900
Colorado - 0.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	457,241
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	273,243
		730,484
Connecticut - 3.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	455,000	463,345
Series 2014 A, 0.8%, tender 7/26/17 (a)	2,000,000	2,000,000
Series D, 5% 7/1/17	1,000,000	1,083,190
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	735,237
		4,281,772
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,091,480
Florida - 12.2%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	546,495
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	81,276
Series 2009 A1, 5.5% 6/1/17	195,000	214,153
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	85,295
5% 6/1/17 (FSA Insured)	550,000	598,147
5.25% 6/1/17	1,930,000	2,109,258
Series 2012 A1, 5% 6/1/17	750,000	815,655
5.25% 6/1/17 (FSA Insured)	300,000	327,864
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	656,436
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,639,845
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	$ 200,000	$ 211,080
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	682,531
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,091,830
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	164,073
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,093,700
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,092,050
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,104,830
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,196,240
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	547,460
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	375,984
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/17 (Escrowed to Maturity)	135,000	149,082
5% 10/1/17 (Escrowed to Maturity)	120,000	132,475
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	210,412
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	219,772
		16,345,943
Georgia - 3.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	290,876
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,070,000	1,073,274
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	269,420
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,097,340
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	105,747
Series 2010, 5% 4/1/17	350,000	379,684
Series A, 5.25% 1/1/17	440,000	474,808
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG, 5% 1/1/17	$ 515,000	$ 553,790
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	607,420
		4,852,359
Illinois - 4.4%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	321,387
5% 1/1/17 (AMBAC Insured)	650,000	687,622
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	371,551
Series 2011 D, 5% 1/1/17	500,000	538,480
Illinois Fin. Auth. Rev.:
Series 2011 A1, 4% 4/1/17	90,000	95,521
Series 2013, 5% 5/15/17	295,000	318,099
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	16,444
5% 7/1/17	200,000	219,022
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	526,990
Series 2012, 5% 3/1/17	1,000,000	1,071,070
Series 2014, 4% 2/1/17	1,000,000	1,049,120
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	267,075
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	147,370
5.5% 6/15/17 (FGIC Insured)	75,000	82,688
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	134,828
		5,847,267
Indiana - 0.5%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	509,625
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	214,120
		723,745
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	$ 500,000	$ 534,475
Series 2014, 5% 7/1/17	1,000,000	1,088,780
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	581,570
		2,204,825
Massachusetts - 4.5%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	900,558
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	537,665
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	860,634
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,257,537
Series 2011 B, 5% 8/1/17	1,000,000	1,099,480
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	108,133
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,093,700
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	109,676
		5,967,383
Michigan - 7.3%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,616,475
Forest Hills Pub. Schools 4% 5/1/17	420,000	447,350
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,080,360
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	575,000	584,677
Series 2010 F2, 1.5%, tender 3/1/17 (a)	1,960,000	1,992,340
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	250,747
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,134,920
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	243,531
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Roseville Cmnty. Schools: - continued
5% 5/1/17	$ 1,090,000	$ 1,181,647
Royal Oak City School District 5% 5/1/17	200,000	217,378
		9,749,425
Minnesota - 0.8%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,096,560
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	365,862
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	797,372
		1,163,234
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	538,480
Series 2014, 4% 7/1/17	450,000	482,693
		1,021,173
Nevada - 2.9%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,090,650
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	544,955
Series 2014 A, 5.5% 6/15/17	2,000,000	2,201,480
		3,837,085
New Hampshire - 1.8%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,413,114
New Jersey - 5.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,077,270
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,076,570
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	567,508
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,251,258
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	660,038
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	328,044
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	50,000	53,332
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
4% 7/1/17	$ 100,000	$ 106,595
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	305,498
Series 2011 B, 5% 6/15/17	530,000	569,745
Series 2014 AA, 5% 6/15/17	500,000	537,495
		7,533,353
New York - 8.0%
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	435,676
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	500,000	523,390
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	346,057
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,499,697
Series 2011 B, 5% 8/1/17	1,680,000	1,843,044
Series 2015 A, 5% 8/1/17	2,000,000	2,194,100
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	436,420
New York Thruway Auth. Gen. Rev. Series 2014 J, 5% 1/1/17	1,000,000	1,075,140
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	108,578
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	241,769
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	218,552
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	775,199
		10,697,622
North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	411,084
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	425,182
		836,266
Ohio - 1.8%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	162,761
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	$ 1,000,000	$ 1,058,580
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	138,360
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	81,313
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	396,139
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	621,058
		2,458,211
Pennsylvania - 5.2%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	327,279
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	1,004,290
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	266,380
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	210,940
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,061,390
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,338,146
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	1,000,000	1,060,110
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	550,475
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,093,230
		6,912,240
Pennsylvania, New Jersey - 0.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	590,397
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,051,450
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	140,218
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,229,530
Municipal Bonds - continued
	Principal Amount	Value
Texas - 7.4%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	$ 100,000	$ 109,507
Denton Independent School District Series 2011, 5% 8/15/17	500,000	549,700
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	455,450
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,585,694
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/17	650,000	706,316
5% 5/15/17	100,000	108,664
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	545,560
San Antonio Elec. & Gas Sys. Rev. Series 2014, 5% 2/1/17	1,050,000	1,134,662
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	548,820
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	108,087
		9,852,460
Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	378,348
Washington - 6.2%
Energy Northwest Elec. Rev.:
(Proj. 1) Series 2007 C, 5% 7/1/17	1,325,000	1,451,180
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	3,035,620
Series 2014 A, 5% 7/1/17	1,250,000	1,369,038
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	541,525
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,114,503
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	257,544
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	297,527
Series 2014 5% 3/1/17	250,000	269,885
		8,336,822
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 1.2%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	$ 500,000	$ 535,100
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,090,140
		1,625,240
TOTAL MUNICIPAL BONDS (Cost $126,065,281)		127,124,485
Municipal Notes - 0.8%

Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,062,835)	1,000,000	1,088,780
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $127,128,116)		128,213,265
NET OTHER ASSETS (LIABILITIES) - 4.2%		5,629,165
NET ASSETS - 100%		$ 133,842,430
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $127,127,924. Net unrealized appreciation aggregated $1,085,341, of which $1,171,823 related to appreciated investment securities and $86,482 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2019 Fund

March 31, 2015

1.932722.103

M19-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.2%
	Principal Amount	Value
Arizona - 5.1%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	$ 270,000	$ 309,272
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	400,397
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,093,780
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	737,770
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	691,908
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	578,160
		3,811,287
California - 5.5%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,192,391
California Gen. Oblig. 5.5% 4/1/19	500,000	584,505
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	572,980
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	381,257
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (b)	1,000,000	1,129,200
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	240,887
		4,101,220
Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	489,695
Florida - 14.7%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,148,720
Series 2015 A, 5% 7/1/19	500,000	574,360
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	290,534
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	575,105
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	918,264
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	497,479
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	$ 1,515,000	$ 1,736,266
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	286,220
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,568,751
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,149,160
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,079,345
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	500,000	572,740
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19	255,000	295,940
5% 10/1/19	245,000	284,727
		10,977,611
Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (a)	1,000,000	1,023,140
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	228,698
		1,251,838
Illinois - 5.0%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,129,020
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	368,726
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,103,360
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,146,760
		3,747,866
Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	289,080
Iowa - 1.3%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	944,568
Maryland - 1.5%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	1,000,000	1,134,590
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 3.2%
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	$ 2,000,000	$ 2,354,260
Michigan - 4.1%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,128,790
Royal Oak City School District 5% 5/1/19	700,000	798,441
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,136,390
		3,063,621
Minnesota - 2.1%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	692,092
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	888,958
		1,581,050
Missouri - 0.4%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	275,005
New Jersey - 10.7%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19	105,000	115,936
Series 2014 PP, 5% 6/15/19	3,630,000	4,023,995
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	681,908
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	572,135
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	337,209
Series 2012 AA, 5% 6/15/19	2,000,000	2,211,560
		7,942,743
New Mexico - 0.9%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	691,908
New York - 18.2%
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	275,063
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,303,440
5% 3/1/19	3,000,000	3,421,020
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	575,885
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	$ 1,000,000	$ 1,153,810
New York Dorm. Auth. Personal Income Tax Rev. 5% 2/15/19	1,000,000	1,145,280
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	301,574
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	2,500,000	2,850,525
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,123,540
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	399,875
		13,550,012
Ohio - 2.7%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (a)	1,000,000	1,065,920
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	930,765
		1,996,685
Oregon - 1.5%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (b)	1,000,000	1,101,980
Pennsylvania - 4.9%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	114,696
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	430,452
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	203,196
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,284
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,148,720
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	906,296
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	733,349
		3,647,993
Texas - 5.6%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	572,580
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (a)	$ 3,000,000	$ 3,051,750
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	576,915
		4,201,245
Virginia - 0.7%
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	500,000	510,880
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	124,610
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (a)	500,000	497,040
Wisconsin - 2.5%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,149,380
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (a)	650,000	718,582
		1,867,962
TOTAL INVESTMENT PORTFOLIO - 94.2% (Cost $68,511,488)	70,154,749
NET OTHER ASSETS (LIABILITIES) - 5.8%	4,299,359
NET ASSETS - 100%	$ 74,454,108
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $68,511,488. Net unrealized appreciation aggregated $1,643,261, of which $1,759,988 related to appreciated investment securities and $116,727 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2021 Fund

March 31, 2015

1.932724.103

M21-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Arizona - 3.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 687,377
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	346,290
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	594,500
		1,628,167
California - 7.2%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	595,540
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	593,960
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,190,400
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	301,735
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	122,241
Series 2011 C, 5% 5/1/21 (b)	500,000	590,140
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	299,623
		3,693,639
Colorado - 0.8%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	419,549
Connecticut - 1.7%
Hartford Gen. Oblig. Series 2013 B, 4% 4/1/21	805,000	889,179
Florida - 12.9%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	592,140
Series 2015 A, 5% 7/1/21	500,000	592,140
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	299,828
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	893,880
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	892,598
Series 2012 A, 5% 7/1/21	500,000	594,740
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,176,230
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	$ 1,000,000	$ 1,180,820
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	385,434
		6,607,810
Georgia - 4.7%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,182,860
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	296,468
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	813,269
Series 2011 B, 5% 1/1/21	85,000	100,185
		2,392,782
Illinois - 6.5%
Chicago Gen. Oblig. 5% 1/1/21	500,000	538,375
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	466,932
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,137,940
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	610,733
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	559,165
		3,313,145
Indiana - 1.7%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	236,692
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	296,993
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	360,972
		894,657
Massachusetts - 1.4%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	239,726
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	465,005
		704,731
Michigan - 6.7%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	580,670
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	239,434
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	582,745
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	$ 1,000,000	$ 1,137,610
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	877,050
		3,417,509
Minnesota - 0.7%
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	354,693
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	590,525
Nevada - 1.3%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	298,643
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	350,049
		648,692
New Jersey - 11.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	579,630
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	877,300
New Jersey Econ. Dev. Auth. Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,353,814
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	625,531
Series 2013 A, 5% 7/1/21	100,000	118,105
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,181,690
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	108,315
Series 2011 B, 5% 6/15/21	750,000	844,193
		5,688,578
New York - 7.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	567,850
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	579,035
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,191,630
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	820,335
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	$ 600,000	$ 681,036
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	236,080
		4,075,966
North Carolina - 2.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	236,082
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,187,730
		1,423,812
Oregon - 1.5%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (b)	650,000	764,751
Pennsylvania - 4.6%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	412,577
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	769,026
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	575,695
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	587,800
		2,345,098
Pennsylvania, New Jersey - 0.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21 (a)	325,000	385,489
South Carolina - 1.6%
Horry County School District Series 2011, 5% 3/1/21	700,000	835,275
Texas - 7.8%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	296,015
5% 7/15/21	750,000	888,045
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	296,070
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21 (a)	400,000	449,268
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	595,065
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	599,893
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	82,769
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	$ 200,000	$ 238,326
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	574,330
		4,019,781
Washington - 6.0%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	795,184
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,801,494
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	179,888
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	298,488
		3,075,054
Wisconsin - 2.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,193,530
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $47,091,315)	49,362,412
NET OTHER ASSETS (LIABILITIES) - 3.7%	1,904,725
NET ASSETS - 100%	$ 51,267,137
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $47,091,315. Net unrealized appreciation aggregated $2,271,097, of which $2,316,973 related to appreciated investment securities and $45,876 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2023 Fund

March 31, 2015

1.958063.101

M23-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 3.5%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 242,510
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	613,470
		855,980
California - 10.4%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	121,075
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	305,368
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	461,134
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	434,539
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	434,945
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	70,025
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	151,648
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	246,152
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	300,465
		2,525,351
Colorado - 1.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	243,958
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	123,586
		367,544
Connecticut - 4.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	118,039
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	354,465
5% 4/1/23	500,000	590,775
		1,063,279
Florida - 5.3%
Broward County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/23	250,000	301,670
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	$ 500,000	$ 597,040
Miami-Dade County Expressway Auth. Series 2014 A, 4% 7/1/23	200,000	224,120
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	174,726
		1,297,556
Georgia - 2.3%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	299,980
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	253,980
		553,960
Illinois - 11.6%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	257,523
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	356,916
5% 1/1/23	400,000	475,888
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (c)	200,000	233,618
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	231,310
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	305,348
Series 2014, 5% 2/1/23	250,000	282,193
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	93,437
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	483,268
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,876
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	95,441
		2,834,818
Indiana - 1.2%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	299,000
Louisiana - 2.6%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	637,735
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 2.0%
Braintree Gen. Oblig. 5% 5/15/23	$ 340,000	$ 417,704
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	64,057
		481,761
Michigan - 3.7%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	59,042
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	464,783
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	368,082
		891,907
Minnesota - 1.2%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	297,700
Nebraska - 3.7%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	906,821
Nevada - 2.4%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	134,460
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	452,394
		586,854
New Jersey - 8.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	293,985
New Jersey Econ. Dev. Auth. Rev. Series 2013, 5% 3/1/23	550,000	621,154
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	120,585
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	236,218
Series 2013, 5% 7/1/23	200,000	239,010
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	301,858
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	244,546
		2,057,356
Municipal Bonds - continued
	Principal Amount	Value
New York - 12.7%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	$ 250,000	$ 297,320
Series 2014 B, 5% 7/1/23	250,000	297,320
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	729,102
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	613,755
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	790,125
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	361,254
		3,088,876
Ohio - 3.9%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	458,068
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	117,050
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	370,947
		946,065
Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (c)	250,000	298,555
Pennsylvania - 4.5%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	367,224
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	607,020
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	120,752
		1,094,996
Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	287,135
Texas - 3.4%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	170,058
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/23 (b)	250,000	299,303
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/23	300,000	358,326
		827,687
Municipal Bonds - continued
	Principal Amount	Value
Washington - 4.9%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	$ 50,000	$ 60,820
Port of Seattle Rev. Series 2013, 5% 7/1/23 (c)	250,000	297,320
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	300,000	359,703
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	340,506
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	134,726
		1,193,075
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $22,649,849)	23,394,011
NET OTHER ASSETS (LIABILITIES) - 4.0%	983,990
NET ASSETS - 100%	$ 24,378,001
Security Type Abbreviations
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information
All investments are categorized as Level 2 under the Fair Value Hierarchy. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $22,649,845. Net unrealized appreciation aggregated $744,166, of which $795,804 related to appreciated investment securities and $51,638 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015